SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Feb. 28, 2014
Building | Minimum
Property and equipment, net
Estimated useful lives	35 years
Building | Maximum
Property and equipment, net
Estimated useful lives	40 years
Computer, network equipment and software
Property and equipment, net
Estimated useful lives	3 years
Vehicles | Minimum
Property and equipment, net
Estimated useful lives	4 years
Vehicles | Maximum
Property and equipment, net
Estimated useful lives	5 years
Office equipment and furniture | Minimum
Property and equipment, net
Estimated useful lives	3 years
Office equipment and furniture | Maximum
Property and equipment, net
Estimated useful lives	5 years